Net Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Net Revenue [Abstract]
Schedule of Revenue by Significant Category

Revenue by significant category are as follows:

	2025	2024	2023
Domestic sales	63,734,781	57,186,180	54,501,282
Export sales	22,449,401	19,996,367	18,416,841
NET REVENUE	86,184,182	77,182,547	72,918,123

Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	2025	2024
Trade accounts receivable	4	4,231,924	3,735,540
Contract liabilities		(344,423)	(273,223)
Total accounts receivable, net of advances		3,887,501	3,462,317